Annual Total Returns- JPMorgan Small Cap Sustainable Leaders Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - JPMorgan Small Cap Sustainable Leaders Fund - Class R2	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.58%)	19.79%	42.54%	9.73%	(5.38%)	20.37%	15.30%	(11.82%)	24.54%	13.89%